SUMMARY OF CHANGES IN NUMBER OF WARRANTS OUTSTANDING (Details) $ / shares in Units, $ in Thousands	Jun. 30, 2025 USD ($) $ / shares shares
GT Warrants [Member]
Number of warrants outstanding, Balance | shares	148,334
Weighted average unit price, Balance | $ / shares	$ 60
Total price of warrants outstanding, Balance | $	$ 8,900
Number of warrants outstanding, Balance | shares	148,334
Weighted average unit price, Balance | $ / shares	$ 60
Total price of warrants outstanding, Balance | $	$ 8,900
Number of Shares Warrants Exercisable, Balance | shares	148,334
Weighted sverage unit price, Balance | $ / shares	$ 60
Number of Shares Warrants Total Price Exercisable, Balance | $	$ 8,900
I-Bankers Warrants [Member]
Number of warrants outstanding, Balance | shares	13,800
Weighted average unit price, Balance | $ / shares	$ 360
Total price of warrants outstanding, Balance | $	$ 4,968
Number of warrants outstanding, Balance | shares	13,800
Weighted average unit price, Balance | $ / shares	$ 360
Total price of warrants outstanding, Balance | $	$ 4,968